Financial and Capital Risk Management - Schedule of Foreign Currency Balances (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 COP ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 COP ($)
Colombia, Pesos COP [Member]
Schedule of Foreign Currency Balances [Line Items]
Cash and cash equivalents	$ 303,752		$ 1,141,222	$ 270,967		$ 1,194,733
Receivables and prepaid expenses	1,223,847		4,598,093	362,352		1,597,666
Long-Term VAT Receivable	3,884,616		14,632,386	2,261,717		9,972,248
Accounts payable and accrued liabilities	(6,294,661)		(23,649,544)	(1,555,963)		(6,860,475)
Provision for environmental remediation	(1,589,371)		(5,971,394)
Lease liability	(1,277,367)		$ (4,799,169)	(155,527)		$ (685,742)
Canada, Dollars CAD [Member]
Schedule of Foreign Currency Balances [Line Items]
Cash and cash equivalents	8,322,782	$ 11,407,205		29,549,195	$ 42,518,337
Receivables and prepaid expenses	97,120	133,112		79,693	114,670
Accounts payable and accrued liabilities	$ (50,791)	$ (69,614)		(16,904)	(24,324)
Warrants liability				$ (3,163,115)	$ (4,551,406)